Expense Example - AZL MVP Fusion Balanced Fund - AZL MVP Fusion Balanced Fund	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	$ 1,162